Note 8 - Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Text Block]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Intangible assets subject to amortization:
Customer relationship	¥6,424,471	6,424,471	$68,229
Total	6,424,471	6,424,471	68,229
Less accumulated amortization
Customer relationship	(1,201,881)	(1,759,440)	(18,685)
Total	(1,201,881)	(1,759,440)	(18,685)
Intangible assets subject to amortization—net	5,222,590	4,665,031	49,544

Intangible assets not subject to amortization:
Telephone rights	18,879	19,400	206
Trademark	155,000	107,000	1,136
Goodwill	5,788,333	5,969,951	63,402
Total	5,962,212	6,096,351	64,744

Total intangible assets	¥11,184,802	10,761,382	$114,288

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥463,073	$4,918
2015	397,031	4,217
2016	388,014	4,121
2017	380,496	4,041
2018	365,460	3,881

Schedule of Goodwill [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	Network Service and Systems Integration Business	ATM Operation Business	Total	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2011
Goodwill	¥ 5,673,064	¥ 235,551	¥5,908,615
Accumulated impairment losses	(120,282)	－	(120,282)
	5,552,782	235,551	5,788,333

Acquisition	－	－	－	－	－	－

Impairment losses	－	－	－	－	－	－

Balance at March 31, 2012
Goodwill	5,673,064	235,551	5,908,615	$60,249	$2,501	$62,750
Accumulated impairment losses	(120,282)	－	(120,282)	(1,277)	－	(1,277)
	5,552,782	235,551	5,788,333	58,972	2,501	61,473

Acquisition	181,618	－	181,618	1,929	－	1,929

Impairment losses	－	－	－	－	－	－

Balance at March 31, 2013
Goodwill	5,854,682	235,551	6,090,233	62,178	2,501	64,679
Accumulated impairment losses	(120,282)	－	(120,282)	(1,277)	－	(1,277)
	¥5,734,400	¥235,551	¥5,969,951	$60,901	$2,501	$63,402